UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 10/31/10

Item 1.  Reports to Stockholders.

CIFG ALL WEATHER FUND

CIFG STRATEGIC OPPORTUNITY FUND

Semi-Annual Report

October 31, 2010

www.cifgfunds.com

1 (888) 571-3713

Distributed by Northern Lights Distributors, LLC

Member FINRA

October 31, 2010

Dear Fellow Shareholders,

We have only just begun! However, our funds’ first months of operation were an excellent laboratory and allowed us to demonstrate how both of our funds are designed and what they are trying to accomplish for you. We are firm believers that you have hired us for two purposes. The first is to be poised to play defense when that is called for in an attempt to manage risk on your investment. The second is to play offense when appropriate so that we can attempt to grow your investment. It is our intention to build for our shareholders’ funds that compound your money at an acceptable level over the long haul. We are not focused on benchmarks or relative returns, but in attempting to grow your investment in the most prudent way we can devise.

The All Weather Fund

Our first months of operation were an excellent laboratory for our methods in that we entered a down market and have now seen a rapidly rising market. As a result, we began with “our defense on the field” and have, by the end of October, brought the offense on to play. We are listeners in this respect, paying attention to the signals the market provides rather than forecasting future market moves. As a result, we do not intend to be the first one into rising markets nor the first one out of falling markets. We prefer a more prudent course that attempts to reduce the risk of large portfolio mistakes.

As a result of the risk management that we employ, the fund started its existence with the defense on the field. In the case of the All Weather Fund, that meant we held excess cash in the portfolio as some asset sub-classes were not investable by our methodology. As a result of the positioning of the fund, it was able to lessen the effects of the down market. From its inception date of May 17th, 2010 through the end of June, the CIFG All Weather Fund fell 1.8% while the S&P 500* fell over 9%.

After June, the market turned positive and we began to invest in areas as assets surpassed the prices of their 10 month moving average. By the end of this period, we were invested in the broadly diversified portfolio that is described in our prospectus. Our diversification gives shareholders an opportunity to participate in up markets while still potentially limiting their risk by owning a broad range of assets which are not highly correlated at all times.

BUILDING MORE EFFICIENT PORTFOLIOS

615 North Nevada Ave. Colorado Springs, CO 80903   719-477-9883

www.cifgfunds.com

The period from inception of the fund through October 31, 2010 saw the Net Asset Value of the fund increase by over 4.5%. All asset types included in the Fund were profitable during this period except for the Opportunistic investments. This area was used during the period primarily to hedge portfolio risk. As a result, the primary investments were inverse Exchange Traded Funds that successfully mitigated risk but were not profitable in an up market. The 3 asset sub-classes that provided the most positive returns relative to their portfolio weighting for the period were emerging market equities, real estate, and natural resources/commodities. Domestic equities produced returns commensurate with their portfolio weight, as did our U.S. Bonds. Our TIPs, Foreign Bonds, Absolute Return strategies, and Cash all produced smaller returns, but lessened portfolio risk.

The Strategic Opportunity Fund

The initial start of the CIFG Strategic Opportunity fund was strong and reflected an improving economy.  Concerns over a double dip recession were misguided and provided a good opportunity to begin the fund.

The CIFG Strategic Growth Fund started July 23, 2010 and since that time increased over 8% through October 31, 2010.  During this same time period the S&P increased 7.89%.  Admittedly we started the fund at a good time.  The market declined about 17% from the recent high in April 2010 and bottomed just before we started the fund in June.

The greatest challenges to investing in this market are twofold.  First, investment classes, sectors, industries, and geographies are highly correlated at this time.  Most investments are moving in the same direction without much differentiation.  Second, while the economy is showing incremental improvement, there is the overhang of high unemployment and low demand for housing.  This black cloud is discouraging investors from taking additional risk.

Our objective is to seek superior risk-adjusted returns through market cycles.  This means seeking superior growth over a full investment cycle, from trough-to-trough, or peak-to-peak as compared by the S&P 500.  It is not enough to have superior growth during a growth phase, or managing risk during the downside.  We need a combination of growth and risk management.  This balance includes using strategic and tactical, fundamental and technical, economic and quantitative analysis.  To that end, we measure the monthly volatility and maximum drawdown or loss of investment to measure risk.  We use a diagnosis of the economy and valuations to manage our exposure to the market and potential loss of value.  Last, but equally important, we use relative strength to choose the investments with the best growth opportunity.   This combination allows us to manage the portfolio through the full peak and trough of the investment cycle.

BUILDING MORE EFFICIENT PORTFOLIOS

615 North Nevada Ave. Colorado Springs, CO 80903   719-477-9883

www.cifgfunds.com

Investment wise, risk appetite was high early in 2010.  Investments with a high degree of volatility, or high BETA** were in favor.  Investments with higher debt or exposure to the economic cycle were in demand.  This quickly ended in April as interest rates neared 4% for the 10-Year government bond and it was realized that economic growth was not as robust as initially thought.  This began a decline in stock prices and an increase in bond prices.  The decline continued through the summer until the economic decline stabilized and resumed growing.  Today, manufacturers are increasing output and increasing demand for basic materials, which is pushing prices higher.  This leads to a favorable investment environment.

To take advantage of the current economic climate we have chosen to invest in a couple of themes. First are emerging economies that have higher growth potential due to infrastructure investment and young educated populations.  Second, we invest in countries that are supplying the resources to support this growth.

Breaking the assets down by sector and geography, 50% is in Emerging Markets, of which 25% of the total is in south east Asia, 10% in South America, 10% in Asia (outside Southeast Asia, 10% in the eastern bloc and 10% in Africa.) 20% of the assets are directly in commodities with another 15% or so being highly correlated with commodities through country investments. For the period, emerging market investments in Turkey, India, and Chile produced excellent gains. Our emerging market debt investment was the only portfolio investment that did not show a gain for the period.

Conclusion

We have had the true privilege of beginning to serve your investing needs with our two funds this past six months. We understand the profound trust you have placed in us and will strive to always perform our best for you. It is a long race and will not always be an easy one. The challenge that has faced the market over the past decade may be the same challenge we face over the next 10 years. We may find ourselves range bound, due to the high valuations of the market.  While valuations can stay extended for years on end, there are many studies that show that the starting value of an investment is highly correlated to the total returns achieved over the life of the investment. So, while we believe there will be many opportunities to compound investments successfully in coming years, we also believe there may be times to play defense and preserve assets in difficult markets.

Yours truly,

Ted Schwartz

            James Cornehlsen

            Michael Carr

Advisor

Sub-Advisor

Sub-Advisor

1881-NLD-12/20/2010

BUILDING MORE EFFICIENT PORTFOLIOS

615 North Nevada Ave. Colorado Springs, CO 80903   719-477-9883

www.cifgfunds.com

*The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

**Beta describes how the expected return of a stock or portfolio is correlated to the return of the financial market as a whole. A Beta greater than 1.00 indicates the portfolio is more volatile than the market, and a Beta less than 1.00 indicates the portfolio is less volatile than the market.

1881-NLD-12/20/2010

BUILDING MORE EFFICIENT PORTFOLIOS

615 North Nevada Ave. Colorado Springs, CO 80903   719-477-9883

www.cifgfunds.com

CIFG All Weather Fund
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending October 31, 2010, compared to its benchmarks:

	Inception**-October 31, 2010
CIFG All Weather Fund Class A Shares	4.73%
CIFG All Weather Fund Class A Shares with load	-0.51%
CIFG All Weather Fund Class I Shares	4.80%
S&P 500 Total Return Index	5.01%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.00%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.  The Fund’s total annual operating expenses are 2.36% and 2.11%, respectively, for Class A and Class I shares per the July 14, 2010 prospectus.  For performance information current to the most recent month-end, please call toll free (888) 571-3713.

** Commencement of operations is May 17, 2010.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Top Ten Asset Class/Industry Sector
		Percent of
		Net Assets
Exchange Traded Funds - Equity Funds		23.7%
Exchange Traded Funds - Debt Funds		19.4%
Exchange Traded Funds - Commodity Funds		13.9%
Exchange Traded Funds - Assets Allocation Funds		9.6%
Exchange Traded Funds - Closed-End Funds		6.7%
Pipelines		3.0%
Investment Companies		2.3%
Apparel		2.0%
Food		2.0%
Electric		1.9%
Other, Cash & Cash Equivalents		15.5%
		100.0%

CIFG Strategic Opportunity Fund
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending October 31, 2010, compared to its benchmarks:

	Inception**-October 31, 2010
CIFG Strategic Opportunity Fund Class A Shares	8.07%
CIFG Strategic Opportunity Fund Class A Shares with load	2.66%
CIFG Strategic Opportunity Fund Class I Shares	8.07%
S&P 500 Total Return Index	7.89%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.00%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  Performance figures for periods greater than 1 year are annualized.   The Fund’s total annual operating expenses are 2.36% and 2.11%, respectively, for Class A and Class I shares per the July 14, 2010 prospectus.  For performance information current to the most recent month-end, please call toll free (888) 571-3713.

** Commencement of operations is July 23, 2010.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Top Asset Class/Industry Sector
		Percent of
		Net Assets
Exchange Traded Funds - Equity Funds		78.4%
Exchange Traded Funds - Commodity Funds		9.8%
Exchange Traded Funds - Debt Funds		9.7%
Other, Cash & Cash Equivalents		2.1%
		100.0%

CIFG All Weather Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 19.5%
	AIRLINES - 1.2%
15,600	US Airways Group, Inc. *	$ 183,924

	APPAREL - 2.0%
6,900	Under Armour, Inc. - Cl. A *	322,092

	BIOTECHNOLOGY - 1.1%
10,300	Incyte Corp. Ltd. *	171,598

	COMMERCIAL SERVICES - 2.0%
9,500	Weight Watchers International, Inc.	318,155

	ELECTRIC - 1.9%
4,000	IDACORP, Inc.	147,200
4,060	Southern Co.	153,752
		300,952
	FOOD - 2.0%
4,330	Campbell Soup Co.	156,963
3,170	Hershey Co. (The)	156,883
		313,846
	GAS - 1.0%
3,100	South Jersey Industries, Inc.	156,116

	INVESTMENT COMPANIES - 2.3%
28,000	American Capital, Ltd. *	195,440
23,453	Tortoise Capital Resources Corp.	166,047
		361,487
	PIPELINES - 3.0%
3,500	Buckeye GP Holdings LP	150,115
4,000	ONEOK Partners LP	313,320
		463,435
	SAVINGS & LOANS - 1.0%
10,700	Dime Community Bancshares, Inc.	156,113

	SEMICONDUCTORS - 1.0%
30,750	Lattice Semiconductor Corp. *	149,445

	TELECOMMUNICATIONS - 1.0%
60,800	Vonage Holdings Corp. *	155,040

	TOTAL COMMON STOCK (Cost $2,756,657)	3,052,203

See accompanying notes to financial statements.

CIFG All Weather Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS AND NOTES - 74.3%
	ASSET ALLOCATION FUND - 9.6%
14,527	Credit Suisse Long/Short Liquid Index ETN *	$ 313,347
10,950	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	305,943
23,081	IQ Merger Arbitrage ETF	588,796
13,200	WisdomTree Dreyfus Emerging Currency Fund *	304,920
		1,513,006
	CLOSED-END FUNDS - 6.7%
38,400	Alpine Global Premier Properties Fund	270,336
18,500	BlackRock Defined Opportunity Credit Trust	247,715
19,990	Boulder Total Return Fund, Inc. *	311,844
16,700	DWS Strategic Income Trust	228,122
		1,058,017
	COMMODITY FUND - 13.9%
27,033	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return *	213,831
26,000	iShares Gold Trust *	345,280
11,300	PowerShares DB Agriculture Fund *	335,723
14,000	PowerShares DB Base Metals Fund *	318,500
12,800	PowerShares DB Commodity Index Tracking Fund *	322,304
6,200	PowerShares DB Oil Fund *	157,015
2,210	SPDR Gold Shares *	293,134
33,000	United States Natural Gas Fund LP *	192,060
		2,177,847
	COUNTRY FUNDS-CLOSED-END - 1.0%
3,750	Korea Fund, Inc. (The) *	156,450

	DEBT FUND - 19.4%
7,250	Guggenheim BulletShares 2013 Corporate Bond ETF	151,670
14,204	Guggenheim BulletShares 2015 Corporate Bond ETF	302,119
1,843	iShares Barclays TIPS Bond Fund	205,716
11,550	PIMCO 1-5 Year US TIPS Index Fund	610,071
16,300	PowerShares Emerging Markets Sovereign Debt Portfolio	461,127
16,900	PowerShares VRDO Tax Free Weekly Portfolio	422,331
5,000	SPDR Barclays Capital International Treasury Bond ETF	306,200
5,382	SPDR DB International Government Inflation-Protected Bond ETF	322,059
3,328	Vanguard Short-Term Corporate Bond ETF	261,481
		3,042,774

See accompanying notes to financial statements.

CIFG All Weather Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)
Shares		Value
	EQUITY FUND - 23.7%
15,800	Guggenheim Timber ETF	$ 322,320
6,200	iShares MSCI Australia Index Fund	151,714
8,100	iShares MSCI Canada Index Fund	234,171
2,100	iShares MSCI Chile Investable Market Index Fund	159,264
6,800	iShares MSCI EAFE Index Fund	387,668
5,450	iShares MSCI Sweden Index Fund	159,140
2,700	Market Vectors Brazil Small-Cap ETF	162,189
12,378	PowerShares FTSE RAFI Emerging Markets Portfolio	309,821
16,100	PowerShares Global Water Portfolio	301,070
15,300	Vanguard REIT ETF	834,615
3,900	WisdomTree Emerging Markets Equity Income Fund	223,899
6,100	WisdomTree Emerging Markets SmallCap Dividend Fund	320,006
5,860	WisdomTree India Earnings Fund	159,334
		3,725,211

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $11,010,534)	11,673,305

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
654,885	Federated Government Obligations Fund (Cost $654,885)	654,885

	TOTAL INVESTMENTS - 98.0% (Cost $14,422,076) (a)	$ 15,380,393
	OTHER ASSETS LESS LIABILITIES - 2.0%	324,251
	TOTAL NET ASSETS - 100.0%	$ 15,704,644

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 978,652
	Unrealized depreciation:	(20,335)
	Net unrealized appreciation:	$ 958,317

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN	Value
75	American Capital, Ltd. Call	$ 8,025
	Expiration November 2010, Exercise Price $6
20	SPDR Gold Trust Call	12,000
	Expiration March 2011, Exercise Price $135
25	Under Armour, Inc. Call	3,375
	Expiration November 2010, Exercise Price $47
	TOTAL CALL OPTIONS WRITTEN (Premiums received $15,638)	$ 23,400

*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

CIFG Strategic Opportunity Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	COMMODITY FUND - 9.8%
35,300	PowerShares DB Base Metals Fund *	$ 803,075

	DEBT FUND - 9.7%
28,100	PowerShares Emerging Markets Sovereign Debt Portfolio	794,949

	EQUITY FUND - 78.4%
17,300	Guggenheim Frontier Markets ETF	413,297
29,900	iShares Dow Jones US Telecommunications Sector Index Fund	659,295
11,100	iShares MSCI Chile Investable Market Index Fund	841,824
61,000	iShares MSCI Malaysia Index Fund	858,270
29,600	iShares MSCI Singapore Index Fund	404,040
6,000	iShares MSCI South Africa Index Fund	406,380
10,600	iShares MSCI Turkey Index Fund	784,294
8,100	Market Vectors - Agribusiness ETF	412,290
18,800	SPDR S&P Retail ETF	819,868
31,400	WisdomTree India Earnings Fund	853,766
		6,453,324

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,423,142)	8,051,348

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
191,911	Federated Government Obligations Fund (Cost $191,911)	191,911

	TOTAL INVESTMENTS - 100.2% (Cost $7,615,053) (a)	$ 8,243,259
	OTHER LIABILITIES LESS ASSETS - (0.2) %	(14,847)
	TOTAL NET ASSETS - 100.0%	$ 8,228,412

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 628,542
	Unrealized depreciation:	(336)
	Net unrealized appreciation:	$ 628,206

See accompanying notes to financial statements.

The CIFG Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

	CIFG All Weather Fund	CIFG Strategic Opportunity Fund
ASSETS
Investment securities:
At cost	$ 14,422,076	$ 7,615,053
At value	$ 15,380,393	$ 8,243,259
Cash at broker	15,638	-
Receivable for investments sold	298,169	-
Receivable for Fund shares sold	17,441	2,295
Dividends and interest receivable	8,292	540
Receivable due from Advisor	276	9,935
Prepaid expenses for other affiliates	2,227	-
Prepaid expenses & other assets	13,104	-
TOTAL ASSETS	15,735,540	8,256,029

LIABILITIES
Options written, at value (premiums received $15,638)	23,400	-
Distribution (12b-1) fees payable	1,406	1,411
Fees payable to other affiliates	-	5,804
Accrued expenses and other liabilities	6,090	20,402
TOTAL LIABILITIES	30,896	27,617
NET ASSETS	$ 15,704,644	$ 8,228,412

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,893,757	$ 7,730,649
Accumulated net investment loss	(2,897)	(5,493)
Accumulated net realized loss from security transactions	(136,771)	(124,950)
Net unrealized appreciation of investments and options written	950,555	628,206
NET ASSETS	$ 15,704,644	$ 8,228,412

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 7,257,768	$ 7,239,609
Shares of beneficial interest outstanding	462,031	446,709
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 15.71	$ 16.21
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%)	$ 16.54	$ 17.06

Class I Shares:
Net Assets	$ 8,446,876	$ 988,803
Shares of beneficial interest outstanding	537,328	60,981
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 15.72	$ 16.21

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The CIFG Funds
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2010 (Unaudited)

	CIFG All Weather	CIFG Strategic
	Fund (a)	Opportunity Fund (b)
INVESTMENT INCOME
Dividends	$ 62,559	$ 14,743
Interest	685	84
TOTAL INVESTMENT INCOME	63,244	14,827

EXPENSES
Investment advisory fees	46,758	14,229
Distribution (12b-1) fees - Class A	4,032	3,159
Administration fees	22,263	10,311
Transfer agent fees	16,498	9,441
Fund accounting fees	14,513	7,177
Registration fees	8,951	9,667
Audit fees	6,838	4,995
Legal fees	6,617	4,028
Compliance officer fees	5,514	1,510
Shareholder reporting expense	3,308	2,417
Trustees' fees	3,308	1,812
Custody fees	2,206	1,208
Insurance expense	1,103	806
Other expenses	882	645
TOTAL EXPENSES	142,791	71,405

Less: Fees waived and expenses reimbursed by the Advisor	(76,650)	(51,085)

NET EXPENSES	66,141	20,320
NET INVESTMENT LOSS	(2,897)	(5,493)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(136,771)	(124,950)
Options written	-	-
Net realized gain (loss)	(136,771)	(124,950)
Net change in unrealized appreciation (depreciation) on:
Investments	958,317	628,206
Options written	(7,762)	-
Net change in unrealized appreciation (depreciation)	950,555	628,206

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	813,784	503,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 810,887	$ 497,763

(a) The CIFG All Weather Fund commenced operations on May 17, 2010.
(b)	The CIFG Strategic Opportunity Fund commenced operations on July 23, 2010.

See accompanying notes to financial statements.

The CIFG Funds
STATEMENTS OF CHANGES IN NET ASSETS

	CIFG All Weather	CIFG Strategic
	Fund (a)	Opportunity Fund (b)
	For the	For the
	Period Ended	Period Ended
	October 31, 2010	October 31, 2010
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (2,897)	$ (5,493)
Net realized loss from security transactions	(136,771)	(124,950)
Net change in unrealized appreciation of investments and options written	950,555	628,206
Net increase in net assets from operations	810,887	497,763

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	7,023,410	6,847,469
Class I	8,037,577	935,115
Payments for shares redeemed
Class A	(164,737)	(52,036)
Class I	(2,560)	-
Redemption fee proceeds
Class A	66	101
Class I	1	-
Net increase in net assets from shares of beneficial interest	14,893,757	7,730,649

TOTAL INCREASE IN NET ASSETS	15,704,644	8,228,412

NET ASSETS
Beginning of Period	-	-
End of Period*	$ 15,704,644	$ 8,228,412
*Includes accumulated net investment loss of:	$ (2,897)	$ (5,493)

SHARE ACTIVITY - CLASS A
Shares Sold	473,058	450,074
Shares Reinvested	-	-
Shares Redeemed	(11,027)	(3,365)
Net increase in shares of beneficial interest outstanding	462,031	446,709

SHARE ACTIVITY - CLASS I
Shares Sold	537,494	60,981
Shares Reinvested	-	-
Shares Redeemed	(166)	-
Net increase in shares of beneficial interest outstanding	537,328	60,981

(a) The CIFG All Weather Fund commenced operations on May 17, 2010.
(b) The CIFG Strategic Opportunity Fund commenced operations on July 23, 2010.

See accompanying notes to financial statements.

CIFG All Weather Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
	Period Ended	Period Ended
	October 31,	October 31,
	2010 (1)	2010 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 15.00	$ 15.00

Activity from investment operations:
Net investment loss (2)	(0.01)	(0.00)	(3)
Net realized and unrealized
gain on investments	0.72	0.72
Total from investment operations	0.71	0.72

Net asset value, end of period	$ 15.71	$ 15.72

Total return (4)(9)	4.73%	4.80%

Net assets, at end of period (000s)	$ 7,258	$ 8,447

Ratio of gross expenses to average
net assets (5)(6)(7)	3.01%	3.15%
Ratio of net expenses to average
net assets (6)(7)	1.60%	1.35%
Ratio of net investment loss
to average net assets (6)(8)	(0.17)%	(1.99)%

Portfolio Turnover Rate (9)	61%	61%

(1) The CIFG All Weather Fund's Class A and Class I shares commenced operations May 17, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements.

CIFG Strategic Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C
	Period Ended	Period Ended
	October 31,	October 31,
	2010 (1)	2010 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 15.00	$ 15.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.01)
Net realized and unrealized
gain on investments	1.23	1.22
Total from investment operations	1.21	1.21

Net asset value, end of period	$ 16.21	$ 16.21

Total return (3)(8)	8.07%	8.07%

Net assets, at end of period (000s)	$ 7,240	$ 989

Ratio of gross expenses to average
net assets (4)(5)(6)	5.23%	7.92%
Ratio of net expenses to average
net assets (5)(6)	1.60%	1.35%
Ratio of net investment loss
to average net assets (5)(7)	(0.44)%	(0.27)%

Portfolio Turnover Rate (8)	52%	52%

(1) The CIFG Strategic Opportunity Fund 's Class A and Class I shares commenced operations July 23, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited)

1.

ORGANIZATION

The CIFG All Weather Fund (“AWF”) and CIFG Strategic Opportunity Fund (“SOF”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Both AWF and SOF seek to provide superior risk-adjusted returns throughout market cycles.

The Funds currently offer Class A shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.   Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Funds’ assets and liabilities measured at fair value:

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

CIFG All Weather Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,052,203	$ -	$ -	$ 3,052,203
Exchange Traded Funds and Notes	11,673,305	-	-	11,673,305
Money Market Funds	-	654,885	-	654,885
Total	$ 14,725,508	$ 654,885	$ -	$ 15,380,393

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 23,400	$ -	$ -	$ 23,400

CIFG Strategic Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,051,348	$ -	$ -	$ 8,051,348
Money Market Funds	-	191,911	-	191,911
Total	$ 8,051,348	$ 191,911	$ -	$ 8,243,259

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Funds’ tax returns. The Funds identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

For the period ended October 31, 2010, the AWF had a net change in unrealized appreciation (depreciation) on options written of $(7,762). This depreciation is included in the line marked “Net change in unrealized appreciation (depreciation) on options written” on the Statement of Operations.

The number of option contracts written and the premiums received by the AWF during the period ended October 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	120	15,638
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	120	$ 15,638

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended October 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $19,410,451 and $5,491,120 respectively for AWF. For the period ended October 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $11,341,180 and $3,793,088 respectively for SOF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Capstone Investment Financial Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays Dunn Warren Investment Advisors, LLC a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse AWF and SOF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class I
AWF	1.60%	1.35%
SOF	1.60%	1.35%

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.   For the period ended October 31, 2010, the Advisor waived fees and reimbursed expenses in the amount of $46,758 and $29,892, respectively, for AWF and $14,229 and $36,856, respectively, for SOF.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s Class A shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.   The Distributor is an affiliate GFS.   On sales of AWF’s Class A shares for the period ended October 31, 2010, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of SOF’s Class A shares for the period ended October 31, 2010, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

The Funds pay a pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as Funds assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

CIFG All Weather Fund

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in May 2011

CIFG Strategic Opportunity Fund

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in July 2011

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Funds pays GFS a base annual fee of $24,300* plus $5,400 per share class above one, plus a basis point fee in decreasing amounts as Funds assets reach certain breakpoints, as follows:

The CIFG Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

CIFG All Weather Fund

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*Base annual fee will increase to $27,000 plus $6,000 per share class above one in May 2011

CIFG Strategic Opportunity Fund

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*Base annual fee will increase to $27,000 plus $6,000 per share class above one in July 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200* per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

*Annual minimum will increase to $18,000 per share class for CIFG All Weather Fund in May 2011 and $18,000 per share class for CIFG Strategic Opportunity Fund in July 2011

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2010, the Funds incurred expenses of $7,024 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $5,514 from AWF and $1,510 from SOF and include certain out of pocket expenses. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended October 31, 2010, GemCom collected amounts totaling $2,239 for EDGAR and printing services performed. The amount collected from each Fund was as follows: $2,101 from AWF and $138 from SOF.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

6. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended October 31, 2010, AWF and SOF assessed $67 and $101, respectively, in redemption fees.

7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The CIFG Funds

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

As a shareholder of The CIFG All Weather Fund and The CIFG Strategic Opportunity Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The CIFG All Weather Fund and The CIFG Strategic Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/17/10	Ending Account Value 10/31/10	Expenses Paid During Period 5/17/10 – 10/31/10*	Expense Ratio During Period 5/17/10 – 10/31/10****
The CIFG All Weather Fund: (a)
Class A	$1,000.00	$1,047.30	$ 7.40	1.60%
Class I	1,000.00	1,048.00	6.25	1.35%
Actual	Beginning Account Value 7/23/10	Ending Account Value 10/31/10	Expenses Paid During Period 7/23/10 – 10/31/10**	Expense Ratio During Period 7/23/10 – 10/31/10****
The CIFG Strategic Opportunity Fund: (b)
Class A	$1,000.00	$1,080.70	$ 7.52	1.60%
Class I	1,000.00	1,080.70	6.35	1.35%

The CIFG Funds

EXPENSE EXAMPLES (Continued)

October 31, 2010 (Unaudited)

Hypothetical (5% return before Expenses)	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period 5/1/10 – 10/31/10***	Expense Ratio During Period 5/1/10 – 10/31/10****
The CIFG All Weather Fund:
Class A	$1,000.00	$1,016.86	$ 8.00	1.60%
Class I	1,000.00	1,018.10	6.76	1.35%
The CIFG Strategic Opportunity Fund:
Class A	$1,000.00	$1,016.86	$ 8.00	1.60%
Class I	1,000.00	1,018.10	6.76	1.35%

(a) The CIFG All Weather Fund Class A and Class I commenced operations on May 17, 2010.

(b) The CIFG Strategic Opportunity Fund Class A and Class I commenced operations on July 23, 2010.

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (165) days for CIFG All Weather Fund divided by the number of days in the fiscal year (365).

**  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (98) days for CIFG Strategic Opportunity Fund divided by the number of days in the fiscal year (365).

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**** Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-571-3713 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-571-3713.

INVESTMENT ADVISOR

Capstone Investment Financial Group, Inc.

615 N. Nevada Ave.

Colorado Springs, CO 80903

INVESTMENT SUB-ADVISOR

Dunn Warren Investment Advisors, LLC

6143 S. Willow Dr., Suite 102

Greenwood Village, CO 80111

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/11